Fees Summary	Apr. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,596,464
Total Fee Amount	1,050
Total Offset Amount	0
Net Fee	$ 1,050
Offset Table N/A	N/A